Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BISHOP STREET FUNDS
Entity Central Index Key	0000925737
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000015930
Shareholder Report [Line Items]
Fund Name	Hawaii Municipal Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	BSHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Hawaii Municipal Bond Fund (the "Fund") for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bishopstreetfunds.com/literature-resources.html. You can also request this information by contacting us at 1-800-262-9565.
Additional Information Phone Number	1-800-262-9565
Additional Information Website	https://www.bishopstreetfunds.com/literature-resources.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hawaii Municipal Bond Fund, Institutional Class Shares	$27	0.55%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
AssetsNet	$ 210,176,000
Holdings Count | Holding	228
Advisory Fees Paid, Amount	$ 240
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$210,176	228	$240	7%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.3%
Municipal Bonds	98.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Hawaii State, Airports System Authority, Ser A, AMT	5.000%	07/01/45	3.5%
Hawaii State, Department of Budget & Finance	5.000%	07/01/35	2.4%
Hawaii State, Housing Finance & Development, Ser A	4.000%	09/01/33	2.2%
Hawaii State, Housing Finance & Development, Ser A	3.750%	01/01/31	1.9%
Hawaii State, Harbor System Revenue, Ser C	4.000%	07/01/40	1.6%
Honolulu Hawaii City & County, HUD SECT 8	5.000%	06/01/27	1.5%
Hawaii State, Housing Finance & Development, Ser A	4.950%	04/01/29	1.5%
Honolulu Hawaii City & County, Wastewater System Revenue, Ser A	4.000%	07/01/49	1.4%
Honolulu Hawaii City & County, Wastewater System Revenue, Ser A	5.000%	07/01/49	1.4%
Hawaii State, Airports System Authority, Ser A, AMT	4.000%	07/01/39	1.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-800-262-9565
Updated Prospectus Web Address	https://www.bishopstreetfunds.com/literature-resources.html
C000015931
Shareholder Report [Line Items]
Fund Name	Hawaii Municipal Bond Fund
Class Name	Class A Shares
Trading Symbol	BHIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Hawaii Municipal Bond Fund (the "Fund") for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bishopstreetfunds.com/literature-resources.html. You can also request this information by contacting us at 1-800-262-9565.
Additional Information Phone Number	1-800-262-9565
Additional Information Website	https://www.bishopstreetfunds.com/literature-resources.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hawaii Municipal Bond Fund, Class A Shares	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
AssetsNet	$ 210,176,000
Holdings Count | Holding	228
Advisory Fees Paid, Amount	$ 240
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$210,176	228	$240	7%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.3%
Municipal Bonds	98.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Hawaii State, Airports System Authority, Ser A, AMT	5.000%	07/01/45	3.5%
Hawaii State, Department of Budget & Finance	5.000%	07/01/35	2.4%
Hawaii State, Housing Finance & Development, Ser A	4.000%	09/01/33	2.2%
Hawaii State, Housing Finance & Development, Ser A	3.750%	01/01/31	1.9%
Hawaii State, Harbor System Revenue, Ser C	4.000%	07/01/40	1.6%
Honolulu Hawaii City & County, HUD SECT 8	5.000%	06/01/27	1.5%
Hawaii State, Housing Finance & Development, Ser A	4.950%	04/01/29	1.5%
Honolulu Hawaii City & County, Wastewater System Revenue, Ser A	4.000%	07/01/49	1.4%
Honolulu Hawaii City & County, Wastewater System Revenue, Ser A	5.000%	07/01/49	1.4%
Hawaii State, Airports System Authority, Ser A, AMT	4.000%	07/01/39	1.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-800-262-9565
Updated Prospectus Web Address	https://www.bishopstreetfunds.com/literature-resources.html